WARRANTS (Details Narrative) - USD ($)	Dec. 29, 2025	Dec. 23, 2025	Dec. 22, 2025	Oct. 31, 2025	Dec. 31, 2025
Financing Arrangement [Member]
Class of Warrant or Right [Line Items]
Warrants issued, shares			16,667
Warrant exercise price			$ 9.00
Principal amount			$ 50,000
Stock Issued During Period, Shares, New Issues			1,667
Financing Arrangement 2 [Member]
Class of Warrant or Right [Line Items]
Warrants issued, shares		50,000
Warrant exercise price		$ 9.00
Principal amount		$ 150,000
Stock Issued During Period, Shares, New Issues		5,000
Investor Relations Firm [Member]
Class of Warrant or Right [Line Items]
Warrants issued, shares	33,334			100,000
Warrant exercise price				$ 3.00	$ 9.00